Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Current Liabilities
Deposits payable to service providers and others	¥ 38,106		¥ 44,959
Accrued service expenses	51,728		44,162
Advance payment from platform users and customers	226,697		113,787
Payables to service providers	21,692		19,519
Payables to suppliers of inventories	26,985		20,308
Product warranty	3,891		3,870
Accrued litigation liabilities	112		256
Accrued rental payable	28,117
Others	30,179		18,355
Total	¥ 427,507	$ 61,134	¥ 265,216